Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Total
Balances at Dec. 31, 2015	$ 1	$ (278)	$ 3,153	$ 6	$ 2,882
Comprehensive income (loss):
Net earnings (loss)			312	2	314
Other comprehensive loss, net of tax		(26)			(26)
Addition to noncontrolling interests				5	5
Balances at Dec. 31, 2016	1	(304)	3,465	13	3,175
Comprehensive income (loss):
Net earnings (loss)			247	(1)	246
Other comprehensive loss, net of tax		(5)			(5)
Reduction to noncontrolling interests				(1)	(1)
Dividends on common stock			(7)		(7)
Balances at Dec. 31, 2017	1	(354)	3,750	11	3,408
Increase (Decrease) in Stockholders' Equity
Adoption of accounting guidance | ASU 2018-02		(45)	45
Comprehensive income (loss):
Net earnings (loss)			(17)		(17)
Other comprehensive loss, net of tax		(49)		(1)	(50)
Repurchase of common stock			(5)		(5)
Addition to noncontrolling interests				4	4
Reduction to noncontrolling interests			(1)	(3)	(4)
Dividends on common stock			(7)		(7)
Balances at Dec. 31, 2018	$ 1	(410)	3,727	$ 11	$ 3,329
Increase (Decrease) in Stockholders' Equity
Adoption of accounting guidance | ASU 2016-01		$ (7)	$ 7